Accounts Payable and Accrued Liabilities - Summary of Accounts Payable and Accrued Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade and other current payables [abstract]
Trade payables	¥ 172,546	¥ 140,538
Salaries and welfare payable	9,385	8,975
Dividends payable by subsidiaries to non-controlling shareholders	581	419
Notes payables	15,630	20,089
Construction fee and equipment cost payables	116,571	92,683
Others	57,656	36,417
Accounts payable and accrued liabilities	¥ 372,369	¥ 299,121